Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0001268533
Registrant Name	TORTOISE ENERGY INFRASTRUCTURE CORP
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES